Debt - Narrative (Details) (USD $)	3 Months Ended		25 Months Ended		3 Months Ended			3 Months Ended			25 Months Ended			3 Months Ended							3 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Promissory Notes Notes Payable, ACP Re Ltd.	Mar. 31, 2013 Promissory Notes Notes Payable, ACP Re Ltd.	Feb. 20, 2013 Promissory Notes Notes Payable, ACP Re Ltd. promissory_note	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One	Mar. 31, 2013 Promissory Notes Notes Payable, VelaPoint Note Number One	Feb. 22, 2012 Promissory Notes Notes Payable, VelaPoint Note Number One	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment One	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Two	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number One Period Payment Three	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Two	Mar. 31, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Two	Mar. 31, 2014 Promissory Notes Notes Payable, VelaPoint Note Number Three	Mar. 31, 2013 Promissory Notes Notes Payable, VelaPoint Note Number Three	Mar. 31, 2014 Letter of Credit	Dec. 31, 2013 Letter of Credit	Mar. 31, 2014 JPMorgan Chase, N.A. Secured Debt	Mar. 31, 2014 JPMorgan Chase, N.A. Secured Debt LIBOR	Mar. 31, 2013 JPMorgan Chase, N.A. Secured Debt LIBOR	Mar. 31, 2014 Reliant Financial Group, LLC [Member]	Mar. 31, 2014 Reliant Financial Group, LLC [Member] Promissory Notes Notes Payable, VelaPoint Note Number Two
Debt Instrument [Line Items]
Number of outstanding notes prior to amendment							2
Notes payable	$ 79,874,000		$ 79,874,000	$ 81,142,000			$ 18,700,000	$ 600,000		$ 1,500,000						$ 184,000
Interest rate on debt							3.00%			5.00%
Interest expense associated with debt					140,000	140,000		13,000	18,000					15,000	15,000	0	1,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net																							875,000
Business Acquisition, Percentage of Voting Interests Acquired																							50.00%
Payments to Acquire Businesses, Net of Cash Acquired	(6,393,000)	0																					175,000
Periodic principal payment											400,000	500,000	600,000
Period payments are due after first anniversary date			30 days
Amount of debt paid																92,000								700,000
Credit agreement maximum borrowing capacity																						90,000,000
Description of variable rate basis																					LIBOR
Basis spread on variable rate																					2.50%
Credit agreement outstanding balance																		13,800,000	0	59,200,000
Credit agreement remaining borrowing capacity																				$ 30,800,000